Share Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Share Based Payment Award Stock Options Valuation Assumptions
The assumptions used to estimate the fair value of stock options granted during the three and six months ended June 30, 2021 and 2020 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Risk- Free Interest Rate	—%	0.48%	0.96%	1.30%
Expected Term (in years)	—	6.69	6.26	6.18
Expected Volatility	—%	72.74%	77.04%	70.83%
Dividend Yield	—%	—%	—%	—%

The assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
Risk- Free Interest Rate	0.9%	2.3%
Expected Term (in years)	6.46	6.34
Expected Volatility	72.5%	66.1%
Dividend Yield	—%	—%

Summary of the Stock Option Activity
A summary of the stock option activity is as follows:

	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2019	3,441,798	$0.53	8.80	$5.00
Granted	694,895	$1.88
Exercised	(54,187)	$0.50
Cancelled/ Forfeited	(34,667)	$0.49

Outstanding as of June 30, 2020	4,047,839	$0.76	8.54	$1.48

	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2020	5,400,426	$1.39	8.67	$44.80
Granted	1,603,709	$9.68
Exercised	(800,092)	$6.74
Cancelled/ Forfeited	(84,524)	$2.84

Outstanding as of June 30, 2021	6,119,519	$2.84	8.44	$204.88

Exercisable as of June 30, 2021	1,590,507	$0.89	7.62	$56.40

Exercisable and expected to vest at June 30, 2021	6,119,519	$2.84	8.44	$204.88

A summary of the stock option activity is as follows:

	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2018	2,348,196	$0.46	8.58	$1.4
Granted	2,549,791	0.56
Exercised	(736,294)	0.40
Cancelled/ Forfeited	(719,895)	0.54

Outstanding as of December 31, 2019	3,441,798	0.53	8.80	5.0
Granted	2,439,276	2.46
Exercised	(426,452)	0.69
Cancelled/ Forfeited	(54,196)	0.51

Outstanding as of December 31, 2020	5,400,426	1.39	8.67	44.8

Exercisable as of December 31, 2020	1,262,681	0.66	7.85	11.3

Exercisable and expected to vest at December 31, 2020	5,400,426	1.39	8.67	44.8

Summary of the Unvested Restricted Shares Activity
A summary of the unvested restricted shares activity is as follows:

	Number of Unvested Restricted Shares	Weighted-Average Grant Date Fair Value per Share
Unvested Balance as of December 31, 2018	1,187,500	$0.39
Vested	(750,000)	0.39

Unvested Balance as of December 31, 2019	437,500	0.39
Vested	(437,500)	0.39

Unvested Balance as of December 31, 2020	—	$—

Summary of Stock-based Compensation Expenses for Stock Options and Unvested Restricted Shares
Total stock-based compensation expense for both stock option awards and unvested restricted shares which is included in the condensed financial statements as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Cost of revenue	$31	$—	$31	$—
Research and development	717	138	1,170	273
Sales and marketing	25	—	25	—
General and administrative	1,670	117	2,648	227

Stock-based compensation, net of amounts capitalized	2,443	255	3,874	500
Capitalized stock-based compensation – Intangibles and fixed assets	89	20	133	31

Total stock-based compensation	$2,532	$275	$4,007	$531

Total stock-based compensation expense for both stock option awards and unvested restricted shares      which is included in the financial statements as follows (in thousands):

	Years Ended December 31,
	2020	2019
Research and development	$716	$582
General and administrative	508	277

Stock-based compensation, net of amounts capitalized	1,224	859
Capitalized stock-based compensation—Intangibles and fixed assets	110	27
Capitalized stock-based compensation—Other current assets	45	—

Total stock-based compensation	$1,379	$886